12. Investments (Details 5) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of associates [line items]
Investments, beginning	[1]	R$ (76)	R$ (45)
Share of profit (loss) of associates - continuing operation		2	28		R$ (93)
Share of profit of associates - discontinued operation		16	40
Dividends and interest on own capital - continuing operation		(20)	(25)
Dividends and interest on own capital - discontinued operation		(3)	(12)
Share of other comprehensive income		1	(35)
Investment acquisition		316
Assets held for sale and discontinued operations		(13)	(27)
Investments, ending		223	(76)	[1]	(45)	[1]
FIC [Member]
Disclosure of associates [line items]
Investments, beginning	[1]	203	155
Share of profit (loss) of associates - continuing operation		106	79
Share of profit of associates - discontinued operation		12	32
Dividends and interest on own capital - continuing operation		(20)	(25)
Dividends and interest on own capital - discontinued operation		(3)	(12)
Share of other comprehensive income			(7)
Investment acquisition
Assets held for sale and discontinued operations		(9)	(19)
Investments, ending		289	203	[1]	155	[1]
BINV [Member]
Disclosure of associates [line items]
Investments, beginning	[1]
Share of profit (loss) of associates - continuing operation
Share of profit of associates - discontinued operation		4	8
Dividends and interest on own capital - continuing operation
Dividends and interest on own capital - discontinued operation
Share of other comprehensive income
Investment acquisition
Assets held for sale and discontinued operations		(4)	(8)
Investments, ending				[1]		[1]
Tuya [Member]
Disclosure of associates [line items]
Investments, beginning	[1]
Share of profit (loss) of associates - continuing operation		(7)
Share of profit of associates - discontinued operation
Dividends and interest on own capital - continuing operation
Dividends and interest on own capital - discontinued operation
Share of other comprehensive income		9
Investment acquisition		305
Assets held for sale and discontinued operations
Investments, ending		307		[1]		[1]
Puntos Colombia [Member]
Disclosure of associates [line items]
Investments, beginning	[1]
Share of profit (loss) of associates - continuing operation		2
Share of profit of associates - discontinued operation
Dividends and interest on own capital - continuing operation
Dividends and interest on own capital - discontinued operation
Share of other comprehensive income
Investment acquisition
Assets held for sale and discontinued operations
Investments, ending		2		[1]		[1]
Other [Member]
Disclosure of associates [line items]
Investments, beginning	[1],[2]	(279)	(200)
Share of profit (loss) of associates - continuing operation	[2]	(99)	(51)
Share of profit of associates - discontinued operation	[2]
Dividends and interest on own capital - continuing operation	[2]
Dividends and interest on own capital - discontinued operation	[2]
Share of other comprehensive income	[2]	(8)	(28)
Investment acquisition	[2]	11
Assets held for sale and discontinued operations	[2]
Investments, ending	[2]	R$ (375)	R$ (279)	[1]	R$ (200)	[1]

[1]	Adoption of IFRS 16. Note 4.2
[2]	Includes losses on the investment in associate Cnova N.V. of R$385 on December 31, 2019 (R$279 on December 31, 2018).